Major Customer and Concentration of Credit Risk (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
MPC [Member] | Revenues And Other Income [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	79.00%	90.00%	88.00%